Stock-Based Compensation (Details 6) (Stock Options, DISH Network Awards, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Stock Options | DISH Network Awards
Aggregate intrinsic value
Aggregate intrinsic value of stock options outstanding	$ 422,987
Aggregate intrinsic value of stock options exercisable	$ 162,600